Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 4 Cash and Cash Equivalents

Cash and cash equivalent balances as of December 31, 2016 and 2015 are summarized as follows:

(in thousands)	2016	2015
Cash and cash equivalents in domestic accounts	$375,122	307,578
Cash and cash equivalents in foreign accounts	50,232	81,750
Total	$425,354	389,328

The Company maintains operating accounts outside the United States denominated in currencies other than the U.S. dollar. All amounts in domestic accounts are denominated in U.S. dollars.